Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent events
28.	Subsequent events

On August 20, 2025, Concorde International Group Pte Ltd (one of the Company’s subsidiary) entered into a Software Purchase Agreement with Business Risk Investments Pty Ltd, a company incorporated in Australia for a software package known as “Software Risk” with consideration of AUD50,000, 100,000 Class A ordinary shares of the Company subject to lock up provisions for 12 months and 10% revenue share in the income generated via the Software Risk platform in Australia market for a period of 12 months.

On September 12, 2025, the Company’s USD 1,000,000 convertible note, originally issued to Softbank Robotics Singapore Pte Ltd on 10 June 2024, was converted into 259,082 of Class A ordinary shares at the initial public offering (“IPO”) price. The convertible note carried a 24-month maturity period and was convertible at the option of the holder after the first anniversary of the note. Upon conversion, the principal and all accrued but unpaid interest were settled through the issuance of shares.